Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 131,300		SFr 124,700
Offsetting	(116,000)		(110,100)
of which counterparty netting	(99,900)		(96,900)
of which cash collateral netting	(16,100)		(13,200)
Total net derivatives subject to enforceable master netting agreements	15,300		14,600
Total derivatives not subject to enforceable master netting agreements	4,400		3,700
Total net derivatives presented in the consolidated balance sheets	19,700		18,300
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	83,000		86,600
Securities purchased under resale agreements, offsetting	(13,600)		(20,900)
Securities purchased under resale agreements, net	69,400		65,700
Securities borrowing transactions, gross	15,100		12,600
Securities borrowing transactions, offsetting	(800)		(2,200)
Securities borrowing transactions, net	14,300		10,400
Total subject to enforceable master netting agreements, gross	98,100		99,200
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total subject to enforceable master netting agreements, net	83,700		76,100
Total not subject to enforceable master netting agreements	29,800		41,000
Total, gross	127,900		140,200
Total, net	113,500		117,100
of which reported at fair value	82,286	SFr 81,730	81,818
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,300		14,600
Derivatives, financial instruments	4,900		4,500
Derivatives, cash collateral received/pledged	0		100
Derivatives, net exposure	10,400		10,000
Securities purchased under resale agreements, net	69,400		65,700
Securities purchased under resale agreements, financial instruments	69,400		65,700
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	14,300		10,400
Securities borrowing transactions, financial instruments	13,700		10,000
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	600		400
Total financial assets subject to enforceable master netting agreements, net	99,000		90,700
Total financial assets subject to enforceable master netting agreements, financial instruments	88,000		80,200
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial assets subject to enforceable master netting agreements, net exposure	11,000		10,400
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,600		18,300
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		0
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,700		7,100
Offsetting	(7,200)		(5,900)
Total net derivatives subject to enforceable master netting agreements	1,500		1,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500		1,200
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	111,100		105,500
Offsetting	(97,700)		(92,600)
Total net derivatives subject to enforceable master netting agreements	13,400		12,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,400		12,900
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,500		12,100
Offsetting	(11,100)		(11,600)
Total net derivatives subject to enforceable master netting agreements	400		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		500
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	78,900		69,100
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,100		5,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	73,400		63,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400		200
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,500		27,000
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,300		26,900
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,800		22,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,700		10,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,100		11,800
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,900		5,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,400		1,500
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,500		3,800
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,200		1,300
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,200		1,200
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	131,300		124,700
Offsetting	(116,000)		(110,100)
of which counterparty netting	(99,900)		(96,900)
of which cash collateral netting	(16,100)		(13,200)
Total net derivatives subject to enforceable master netting agreements	15,300		14,600
Total derivatives not subject to enforceable master netting agreements	4,400		3,800
Total net derivatives presented in the consolidated balance sheets	19,700		18,400
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	83,000		86,600
Securities purchased under resale agreements, offsetting	(13,600)		(20,900)
Securities purchased under resale agreements, net	69,400		65,700
Securities borrowing transactions, gross	15,100		12,600
Securities borrowing transactions, offsetting	(800)		(2,200)
Securities borrowing transactions, net	14,300		10,400
Total subject to enforceable master netting agreements, gross	98,100		99,200
Total subject to enforceable master netting agreements, offsetting	(14,400)		(23,100)
Total subject to enforceable master netting agreements, net	83,700		76,100
Total not subject to enforceable master netting agreements	29,800		41,000
Total, gross	127,900		140,200
Total, net	113,500		117,100
of which reported at fair value	82,286		81,818
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,300		14,600
Derivatives, financial instruments	4,900		4,500
Derivatives, cash collateral received/pledged	0		100
Derivatives, net exposure	10,400		10,000
Securities purchased under resale agreements, net	69,400		65,700
Securities purchased under resale agreements, financial instruments	69,400		65,700
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	14,300		10,400
Securities borrowing transactions, financial instruments	13,700		10,000
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	600		400
Total financial assets subject to enforceable master netting agreements, net	99,000		90,700
Total financial assets subject to enforceable master netting agreements, financial instruments	88,000		80,200
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial assets subject to enforceable master netting agreements, net exposure	11,000		10,400
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,600		18,400
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		0
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,700		7,100
Offsetting	(7,200)		(6,000)
Total net derivatives subject to enforceable master netting agreements	1,500		1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500		1,100
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	111,100		105,600
Offsetting	(97,700)		(92,500)
Total net derivatives subject to enforceable master netting agreements	13,400		13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,400		13,100
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,500		12,000
Offsetting	(11,100)		(11,600)
Total net derivatives subject to enforceable master netting agreements	400		400
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		400
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	78,900		69,100
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,100		5,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	73,400		63,400
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400		200
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,500		27,000
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,300		26,900
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,800		22,000
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,700		10,200
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,100		11,800
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,900		5,300
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,400		1,500
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,500		3,800
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,200		1,300
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 1,200		SFr 1,300